Property, Plant and Equipment and Investment Property - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment		£ 3	£ 4
Reversal of Impairment		20	(1)
Additions to right of use assets		51	46
Rental income from investment property		10	9	£ 6
Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of Impairment		3
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	£ 3
Property, plant and equipment, gross carrying amount of fully depreciated assets still in use	£ 0
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of Impairment		17
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right of use assets		10	7
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		39	42	40
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		35	34	39
Reversal of Impairment		£ 20	£ (1)	£ (2)